Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Successor [Member]
Commitments and Contingencies

Note 17 - Commitments and Contingencies

Lease Commitments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of March 31, 2019 are payable as follows:

Year ended March 31,
2020	$189,878
2021	70,304
$260,182

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of March 31, 2019 and through the issuance date of these consolidated financial statements.